Share-Based Compensation - Share Options Rollforward (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Number of Options
Beginning balance (in shares)	5,611,429
Granted (in shares)	1,828,200
Exercised (in shares)	(545)
Canceled or forfeited (in shares)	(557,464)
Ending balance (in shares)	6,881,620	5,611,429
Exercisable (in shares)	2,954,620
Vested and expected to vest (in shares)	6,881,620
Weighted-Average Exercise Price
Beginning balance weighted average exercise price (usd per share)	$ 17.19
Granted weighted average exercise price (usd per share)	8.67
Exercised weighted average exercise price (usd per share)	0.01
Canceled or forfeited weighted average exercise price (usd per share)	16.68
Ending balance weighted average exercise price (usd per share)	14.97	$ 17.19
Exercisable weighted average exercise price (usd per share)	17.20
Vested and expected to vest weighted average exercise price (usd per share)	$ 14.97
Weighted-Average Remaining Contractual Term (Years)
Weighted average contractual term outstanding (years)	8 years 4 months 24 days	8 years
Weighted average contractual term exercisable (years)	7 years 7 months 6 days
Weighted average contractual term vested and expected to vest (years)	8 years 4 months 24 days
Aggregate Intrinsic Value
Options outstanding (aggregate intrinsic value)	$ 2,194	$ 4,262
Options exercisable (aggregate intrinsic value)	2,055
Options vested and expected to vest (aggregate intrinsic value)	$ 2,194